Investment Strategy	Nov. 18, 2025
21Shares 2x Long Dogecoin ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests in financial instruments that the Adviser and Sub-Adviser believe in combination should produce daily returns (before fees and expenses) that correspond to two times (2x) the daily price performance of DOGE. However, there can be no guarantee that such a strategy will produce the desired results or that any DOGE-related investment will provide returns that closely correlate to those produced by DOGE. Generally, DOGE-related investments are subject to certain implementation costs and expenses not applicable to direct investments in DOGE that will cause the returns of DOGE-related investments to differ from those of direct investments in DOGE. Additionally, the ability to trade DOGE 24 hours a day may give rise to differences in returns of DOGE-related investments that trade during standard market hours.
Under normal circumstances, the Fund will invest at least 80% of the Fund’s assets in, or provide exposure equal to, financial instruments that the Adviser and Sub-Adviser believe, in combination, should produce daily returns consistent with the Fund’s investment objective of seeking daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of DOGE. The Fund does not invest directly in DOGE.
The Fund will invest principally in the financial instruments listed below:
•DOGE Futures Contracts. To obtain 2x daily exposure to DOGE, the Fund may enter into, as the “buyer,” DOGE futures contracts that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) (“DOGE Futures Contracts”). In order to maintain its 2x daily exposure to DOGE, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This process is referred to as “rolling.” The Fund may invest in DOGE Futures Contracts of any expiration date traded on any CFTC-regulated commodity futures exchange, also known as a “designated contract market” (“DCM”).
•Swap Agreements. The Fund may achieve some or all of its exposure to DOGE through its use of one or more swap agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark, such as an index, or in the case of the Fund, the return earned on an investment in DOGE that is equal, on a daily basis, to 200% of the value of the Fund’s net assets (each, a “DOGE Swap”). As of the date of this Prospectus, it is expected that the Fund (and certain of its investments) will reference one or more of the following benchmarks for purposes of determining the price of DOGE: (i) exchange traded products (“ETPs”) that hold DOGE directly (a “Spot DOGE ETP”), (ii) an index or other reference rate that the Adviser and Sub-Adviser believe produce daily returns consistent with those of DOGE (“DOGE Index”), or (iii) other benchmarks that the Adviser and Sub-Adviser believe produce daily returns consistent with those of DOGE (collectively with any Spot DOGE ETP and any DOGE Index, a “Reference Asset” or the “Reference Assets”). The DOGE Swaps may reference Spot DOGE ETPs listed on a U.S. or European exchange. The Fund may also invest directly in shares of Spot DOGE ETPs. Such Spot DOGE ETPs are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, do not provide investors with the investor protections of the 1940 Act. Generally, any such DOGE Swap will provide the Fund with a return earned by the Spot DOGE ETP that is equal, on a daily basis, to 200% of the value of the Fund’s net assets, be fully funded with all collateral maintained by a third party pursuant to a tri-party arrangement, and be subject to daily collateral adjustments to align the value of collateral with the value of the reference asset. The Fund also may invest directly in one or more of the afore-mentioned Spot DOGE ETPs. The Fund may invest in ETPs or other products managed by, sponsored by, or otherwise associated with the Sub-Adviser.
•DOGE Options. The Fund also may invest in exchange-traded options contracts that reference DOGE, DOGE Futures Contracts, or Spot DOGE ETPs (“DOGE Options”). As of the date of this Prospectus, there were no DOGE Options available for investment by the Fund. However, it is expected that DOGE Options will be available in the future. To the extent available, the Fund may invest in options traded on an exchange registered with the CFTC, or on Canadian and/or European exchanges. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. In the U.S., exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”).
The mix of financial instruments to achieve the desired exposure to DOGE is at the sole discretion of the Adviser and Sub-Adviser. The Adviser and Sub-Adviser may consider the following factors, among others, when determining the Fund’s investments in DOGE-
related investments, other financial instruments: liquidity, regulatory requirements, risk mitigation measures, the Fund’s FCMs (as defined below), the financial condition of counterparties and market conditions.
The Fund also expects to engage in reverse repurchase agreements, a form of borrowing.
The Fund expects to invest in DOGE-related investments primarily indirectly through a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to DOGE-related investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in certain investments, such as DOGE-related investments, to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter (the “Asset Diversification Test”).
The Adviser and Sub-Adviser attempt to consistently apply leverage to obtain Reference Asset exposure for the Fund equal to 200% of the value of its net assets and expects to adjust its exposure to the Reference Assets daily to maintain such exposure. A “single day,” “day,” or “trading day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation.
The Fund will attempt to achieve its investment objective without regard to the overall market movement or the increase or decrease of the price of DOGE. At the close of the markets on each trading day, the Adviser and Sub-Adviser determine the type, quantity, and mix of investment positions, so that its exposure to the price of DOGE is consistent with the Fund’s investment objective. The impact of movements in the price of DOGE during the day will generally require the Fund to adjust its exposure to the Reference Assets on a daily basis. For example, if the price of DOGE has risen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased. Conversely, if the price of DOGE has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. These adjustments typically result in high portfolio turnover.
The Fund also expects to invest in cash, cash equivalents, or high-quality securities, such as (i) U.S. Government securities, including bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser and Sub-Adviser to be of comparable quality. Such investments are designed to provide liquidity or collateralize the Fund’s investments in financial instruments, such as certain of the DOGE-related investments.
The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.
Daily rebalancing and the compounding of each day’s return over time means that the return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will likely differ in amount, and possibly even direction, from two times (2x) the price performance of DOGE for the same period. The Fund will lose money if the price performance of DOGE is flat over time, and the Fund can lose money regardless of the performance of the price of DOGE because of daily rebalancing, the volatility of the price of DOGE, compounding of each day’s return, and other factors. See “Principal Investment Risks” below.
DOGE Futures Contracts
Futures contracts are agreements between two parties that are executed on a DCM, i.e., a commodity futures exchange, and that are cleared and margined through a derivatives clearing organization (“DCO”), i.e., a clearing house. One party agrees to buy a commodity from the other party at a later date at a price and quantity agreed upon when the contract is made. Such contracts may also be referred to as “non-spot” futures contracts to differentiate from spot contracts, in which the purchase of the commodity occurs immediately. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The contractual obligations of a buyer or seller may generally be satisfied by taking or making physical delivery of the underlying commodity or by making an offsetting sale or purchase of an identical futures contract on the same or linked exchange before the designated date of delivery. The difference between the price at which the futures contract is purchased or sold and the price paid for the offsetting sale or purchase, after allowance for brokerage commissions, constitutes the profit or loss to the trader.
Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund, and could result in a negative yield for the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.
DOGE Options
An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto.
Additional Information about the Spot DOGE ETPs
The Fund may derive a significant amount of its exposure to the price performance of DOGE from swap agreements or options that reference a Spot DOGE ETP. The Spot DOGE ETPs in which the Fund may invest (or which may be used as a reference asset by the Fund) are exchange-traded products that are designed to provide exposure to the performance of DOGE and are fully secured by holdings of DOGE. Each non-U.S. Spot DOGE ETP issues bonds that are collateralized by the respective amount of units of DOGE. The issuer shall at any given time procure in relation to issued bonds that it holds such amount of the underlying DOGE equal to or exceeding the aggregate claims of the bondholders, expressed as a number of units of DOGE. The value and performance of the bonds materially depends on the value and performance of issuer’s holdings of DOGE. Based on the non-U.S. Spot DOGE ETPs’ payment and delivery obligations to bondholders, the bonds are expected (subject to the deduction of any fees and costs) to track the performance of DOGE nearly 1:1.
An investor cannot purchase the bonds issued by non-U.S. Spot DOGE ETPs directly from the issuer in the primary market. Initially, in the primary market, the bonds may only be subscribed for or purchased by authorized participants. Once the bonds issued by non-U.S. Spot DOGE ETPs have been subscribed for or purchased in the primary market, investors may purchase the bonds in the secondary market from any person on an anonymous basis (i) via the relevant stock exchange (in case of bonds admitted to trading on a stock exchange) or (ii) over the counter.
Additional information about each of the Spot DOGE ETPs in which the Fund may use as a reference asset as of the date of this Prospectus is detailed below:

Name and Ticker	Domicile	Listing Exchange(s)	DOGE Holdings (as of October 31, 2025)
21Shares Dogecoin ETP	Switzerland	SIX Swiss Exchange	$22.61m
The value of shares of a Spot DOGE ETP may not directly correspond to the price of DOGE, and is highly volatile. The price of a Spot DOGE ETP may go down even if the price of the underlying asset, DOGE, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.
Each Spot DOGE ETP is a passive investment vehicle that does not seek to generate returns beyond tracking the price of DOGE. This means the sponsor does not speculatively sell DOGE at times when its price is high or speculatively acquire DOGE at low prices in the expectation of future price increases. The Spot DOGE ETPs will not utilize hedging, leverage, derivatives or any similar arrangements in seeking to meet its investment objective. Each Spot DOGE ETP’s custodian will keep custody of the Spot DOGE ETP’s DOGE, and will keep all of the private keys associated with such Spot DOGE ETP’s DOGE held by the custodian in “cold storage.” “Cold storage” is a safeguarding method by which the private keys corresponding to the particular Spot DOGE ETP’s DOGE are generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.
DOGE
DOGE is a digital asset that is mined and transmitted via the peer-to-peer Dogecoin Network, a decentralized network of computers that operates on cryptographic protocols. The Dogecoin Network allows people to exchange tokens of value, called Dogecoin or “DOGE.”
DOGE can be used to pay for goods and services, including to send a transaction on the Dogecoin Network, or it can be converted to fiat currencies, such as the U.S. dollar. The Dogecoin Network is based on a shared public ledger, the Dogecoin Blockchain, similar to the Bitcoin network. However, the Dogecoin Network differentiates itself from many other digital asset networks in that its stated primary function is as an open-source peer-to-peer digital currency. DOGE may be used, among other purposes, for tipping, donations, and online purchases.
Transactions of DOGE are processed by a distributed network of computers called “miners.” Miners are rewarded with DOGE for their efforts. Unlike a centralized system, no single entity controls the Dogecoin Network. Instead, the infrastructure is collectively maintained by a decentralized user base whereby a network of independent nodes validates transactions and reaches consensus using the proof-of-work mechanism employed by the Dogecoin Blockchain. This system ensures network security by requiring computational power from miners. The Dogecoin Blockchain was originally created as a fork of the Litecoin Blockchain but was subsequently refactored to operate from a technical perspective in a manner similar to the Bitcoin Blockchain. Unlike the Bitcoin Blockchain, however, which settles a block of transactions roughly every 10 minutes, the Dogecoin Blockchain settles a block of transactions roughly every 1 minute. This makes the Dogecoin Blockchain suitable for transactions that need faster confirmation times. The Dogecoin Blockchain can also settle more transactions per second than the Bitcoin Blockchain. Notably, however, significantly less computing power is directed to maintaining the Dogecoin Blockchain as compared to the Bitcoin Blockchain, which may make the Dogecoin Blockchain less secure than the Bitcoin Blockchain.
Transactions on the Dogecoin Blockchain are validated by a decentralized network of miners using a proof-of-work consensus mechanism. These miners compete to solve complex cryptographic puzzles, and the first to solve a puzzle adds a new block to the blockchain. Unlike systems that rely on trusted validators, DOGE’s network relies on computational power to ensure that transactions are valid and correctly ordered on the ledger. Miners are entities (which can be individuals, mining pools, or organizations) that dedicate computing resources to secure the network and validate transactions. The integrity and accuracy of the DOGE Blockchain are maintained by this decentralized process. Each node in the network independently verifies transactions and blocks to ensure they follow the protocol’s rules. The decentralized architecture of DOGE eliminates the need for trusted lists, as consensus is achieved through the proof-of-work system, ensuring a trustless and secure network.
DOGE was initially developed in 2013 by the software developers Billy Markus and Jackson Palmer, who created the Dogecoin Blockchain and launched the Dogecoin Network as a way of making fun of Bitcoin and other digital assets, which they believed were being taken too seriously. DOGE was designed as a “fun and friendly internet currency,” and adopted the image of a Shibu Inu dog as its logo. Despite, or perhaps because of, its satirical origins, DOGE gained rapid interest and adoption in online communities, and rapidly became one of the larger digital assets when measured by market capitalization. Users soon began using DOGE for certain financial transactions, including tipping, trading, and donations. DOGE is often referred to as the first “meme coin,” which refers to digital assets that are inspired by internet memes or trends.
At the time of its launch in 2013, DOGE’s Blockchain had no pre-mined supply. Instead, new DOGE are continuously created as miners validate transactions and secure the network. DOGE’s issuance follows an inflationary model, with no fixed supply cap. Initially, the reward for mining a block was randomized, but in 2014 it was fixed at 10,000 DOGE per block. This ongoing issuance ensures a consistent supply of DOGE to reward miners and maintain network security. Dogecoin’s supply is entirely determined by its blockchain protocol and mining process, without any controlling organization managing reserves or distributing coins.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s assets in, or provide exposure equal to, financial instruments that the Adviser and Sub-Adviser believe, in combination, should produce daily returns consistent with the Fund’s investment objective of seeking daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of DOGE. The Fund does not invest directly in DOGE.
21Shares 2x Long Sui ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests in financial instruments that the Adviser and Sub-Adviser believe in combination should produce daily returns (before fees and expenses) that correspond to two times (2x) the daily price performance of SUI. However, there can be no guarantee that such a strategy will produce the desired results or that any SUI-related investment will provide returns that closely correlate to those produced by SUI. Generally, SUI-related investments are subject to certain implementation costs and expenses not applicable to direct investments in SUI that will cause the returns of SUI-related investments to differ from those of direct investments in SUI. Additionally, the ability to trade SUI 24 hours a day may give rise to differences in returns of SUI-related investments that trade during standard market hours.
Under normal circumstances, the Fund will invest at least 80% of the Fund’s assets in, or provide exposure equal to, financial instruments that the Adviser and Sub-Adviser believe, in combination, should produce daily returns consistent with the Fund’s investment objective of seeking daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of SUI. The Fund does not invest directly in SUI.
The Fund will invest principally in the financial instruments listed below:
•Swap Agreements. The Fund may achieve some or all of its exposure to SUI through its use of one or more swap agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark, such as an index, or in the case of the Fund, the return earned on an investment in SUI that is equal, on a daily basis, to 200% of the value of the Fund’s net assets (each, a “SUI Swap”). As of the date of this Prospectus, it is expected that the Fund (and certain of its investments) will reference one or more of the following benchmarks for purposes of determining the price of SUI: (i) exchange traded products (“ETPs”) that hold SUI directly (a “Spot SUI ETP”), (ii) an index or other reference rate that the Adviser and Sub-Adviser believe produce daily returns consistent with those of SUI (“SUI Index”), or (iii) other benchmarks that the Adviser and Sub-Adviser believe produce daily returns consistent with those of SUI (collectively with any Spot SUI ETP and any SUI Index, a “Reference Asset” or the “Reference Assets”). The SUI Swaps may reference Spot SUI ETPs listed on a U.S. or European exchange. The Fund may also invest directly in shares of Spot SUI ETPs. Such Spot SUI ETPs are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, do not provide investors with the investor protections of the 1940 Act. The Fund expects to invest in one or more SUI Swaps the reference asset for which will be one or more Spot SUI ETPs, such as 21Shares Sui Staking ETP. Generally, any such SUI Swap will provide the Fund with a return earned by the Spot SUI ETP that is equal, on a daily basis, to 200% of the value of the Fund’s net assets, be fully funded with all collateral maintained by a third party pursuant to a tri-party arrangement, and be subject to daily collateral adjustments to align the value of collateral with the value of the reference asset. The Fund also may invest directly in one or more of the afore-mentioned Spot SUI ETPs. The Fund may invest in ETPs or other products managed by, sponsored by, or otherwise associated with the Sub-Adviser.
•SUI Futures Contracts. To obtain 2x daily exposure to SUI, the Fund may enter into, as the “buyer,” SUI futures contracts that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”) (“SUI Futures Contracts”). In order to maintain its 2x daily exposure to SUI, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This process is referred to as “rolling.” The Fund may invest in SUI Futures Contracts of any expiration date traded on any CFTC-regulated commodity futures exchange, also known as a “designated contract market” (“DCM”).
•SUI Options. The Fund also may invest in exchange-traded options contracts that reference SUI, SUI Futures Contracts, or Spot SUI ETPs (“SUI Options”). As of the date of this Prospectus, there were no SUI Options available for investment by the Fund. However, it is expected that SUI Options will be available in the future. To the extent available, the Fund may invest in options traded on an exchange registered with the CFTC, or on Canadian and/or European exchanges. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. In the U.S., exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”).
The mix of financial instruments to achieve the desired exposure to SUI is at the sole discretion of the Adviser and Sub-Adviser. The Adviser and Sub-Adviser may consider the following factors, among others, when determining the Fund’s investments in SUI-related investments and other financial instruments: liquidity, regulatory requirements, risk mitigation measures, the Fund’s FCMs (as defined below), the financial condition of counterparties and market conditions.
The Fund also expects to engage in reverse repurchase agreements, a form of borrowing.
The Fund expects to invest in SUI-related investments primarily indirectly through a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to SUI-related investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in certain investments, such as SUI-related investments, to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter (the “Asset Diversification Test”).
The Adviser and Sub-Adviser attempt to consistently apply leverage to obtain Reference Asset exposure for the Fund equal to 200% of the value of its net assets and expects to adjust its exposure to the Reference Assets daily to maintain such exposure. A “single day,” “day,” or “trading day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation.
The Fund will attempt to achieve its investment objective without regard to the overall market movement or the increase or decrease of the price of SUI. At the close of the markets on each trading day, the Adviser and Sub-Adviser determine the type, quantity, and mix of investment positions, so that its exposure to the price of SUI is consistent with the Fund’s investment objective. The impact of movements in the price of SUI during the day will generally require the Fund to adjust its exposure to the Reference Assets on a daily basis. For example, if the price of SUI has risen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased. Conversely, if the price of SUI has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. These adjustments typically result in high portfolio turnover.
The Fund also expects to invest in cash, cash equivalents, or high-quality securities, such as (i) U.S. Government securities, including bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser and Sub-Adviser to be of comparable quality. Such investments are designed to provide liquidity or collateralize the Fund’s investments in financial instruments, such as certain of the SUI-related investments.
The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.
Daily rebalancing and the compounding of each day’s return over time means that the return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will likely differ in amount, and possibly even direction, from two times (2x) the price performance of SUI for the same period. The Fund will lose money if the price performance of SUI is flat over time, and the Fund can lose money regardless of the performance of the price of SUI because of daily rebalancing, the volatility of the price of SUI, compounding of each day’s return, and other factors. See “Principal Investment Risks” below.
SUI Futures Contracts
Futures contracts are agreements between two parties that are executed on a DCM, i.e., a commodity futures exchange, and that are cleared and margined through a derivatives clearing organization (“DCO”), i.e., a clearing house. One party agrees to buy a commodity from the other party at a later date at a price and quantity agreed upon when the contract is made. Such contracts may also be referred to as “non-spot” futures contracts to differentiate from spot contracts, in which the purchase of the commodity occurs immediately. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The contractual obligations of a buyer or seller may generally be satisfied by taking or making physical delivery of the underlying commodity or by making an offsetting sale or purchase of an identical futures contract on the same or linked exchange before the designated date of delivery. The difference between the price at which the futures contract is purchased or sold and the price paid for the offsetting sale or purchase, after allowance for brokerage commissions, constitutes the profit or loss to the trader.
Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund, and could result in a negative yield for the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.
SUI Options
An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto.
Additional Information about the Spot SUI ETPs
The Fund may derive a significant amount of its exposure to the price performance of SUI from its investment in swap agreements or options that reference a Spot SUI ETP. The Spot SUI ETPs in which the Fund may invest (or which may be used as a reference asset) are exchange-traded products that are designed to provide exposure to the performance of SUI and are fully secured by holdings of SUI. Each non-U.S. Spot SUI ETP issues bonds that are collateralized by the respective amount of units of SUI. The issuer shall at any given time procure in relation to issued bonds that it holds such amount of the underlying SUI equal to or exceeding the aggregate claims of the bondholders, expressed as a number of units of SUI. The value and performance of the bonds materially depends on the value and performance of issuer’s holdings of SUI. Based on the non-U.S. Spot SUI ETPs’ payment and delivery obligations to bondholders, the bonds are expected (subject to the deduction of any fees and costs) to track the performance of SUI nearly 1:1.
An investor cannot purchase the bonds issued by non-U.S. Spot SUI ETPs directly from the issuer in the primary market. Initially, in the primary market, the bonds may only be subscribed for or purchased by authorized participants. Once the bonds issued by non-U.S. Spot SUI ETPs have been subscribed for or purchased in the primary market, investors may purchase the bonds in the secondary market from any person on an anonymous basis (i) via the relevant stock exchange (in case of bonds admitted to trading on a stock exchange) or (ii) over the counter.
Additional information about each of the Spot SUI ETPs in which the Fund may use as a reference asset as of the date of this Prospectus is detailed below:

Name and Ticker	Domicile	Listing Exchange(s)	SUI Holdings (as of October 31, 2025)
21Shares Sui Staking ETP	Switzerland	Euronext Amsterdam Euronext Paris	$130.04m
VanEck Sui ETN	Liechtenstein	Euronext Amsterdam Euronext Paris	$107.81m
The value of shares of a Spot SUI ETP may not directly correspond to the price of SUI, and is highly volatile. The price of a SUI ETP may go down even if the price of the underlying asset, SUI, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.
Each Spot SUI ETP is a passive investment vehicle that does not seek to generate returns beyond tracking the price of SUI. This means the sponsor does not speculatively sell SUI at times when its price is high or speculatively acquire SUI at low prices in the expectation of future price increases. The Spot SUI ETPs will not utilize hedging, leverage, derivatives or any similar arrangements in seeking to meet its investment objective. Each Spot SUI ETP’s custodian will keep custody of the Spot SUI ETP’s SUI, and will keep all of the private keys associated with such Spot SUI ETP’s SUI held by the custodian in “cold storage.” “Cold storage” is a safeguarding method by which the private keys corresponding to the particular Spot SUI ETP’s SUI are generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.
SUI
SUI is the native, proof-of-stake cryptographic token of SUI Network, a permissionless and decentralized blockchain network and development platform. The SUI token serves multiple functions within the SUI Network, including securing the network through staking, enabling governance participation and facilitating the payment of transaction fees.
The SUI Network is a high-performance, decentralized blockchain designed to enable seamless digital asset ownership and a wide range of decentralized applications. The network is optimized for scalability, low latency, and composability, making it particularly well-suited for decentralized finance, non-fungible tokens, gaming, and enterprise applications.
SUI’s innovative object-based data model and parallel transaction execution significantly enhance throughput compared to traditional blockchains like Ethereum and Bitcoin. The network employs Move, a programming language developed specifically for the SUI Network. Move is designed to provide a safe and flexible environment for writing smart contracts. Move’s key features include resource scarcity, which ensures that digital assets cannot be duplicated, and a strong type system that prevents common programming errors. This language is tailored to the needs of the SUI Network, enabling developers to create secure and efficient decentralized applications (dApps). The SUI Network also leverages Rust, a systems programming language known for its performance and safety. Rust’s memory safety features and concurrency capabilities make it an ideal choice for building the core components of the SUI Network. Rust ensures that its underlying infrastructure is robust, secure, and capable of handling high transaction volumes.
By leveraging horizontal scalability and a unique consensus mechanism, the SUI Network aims to provide a low-cost, high-speed blockchain infrastructure that supports mass adoption and real-world applications.
The SUI token serves multiple purposes: (i) staking and security, where validators and delegators stake SUI to secure the network and validate transactions; (ii) transaction fees, as SUI is used to pay gas fees, which are designed to be low, predictable, and stable; (iii) governance participation, where token holders can vote on proposals related to network upgrades, policy changes, and validator elections; and (iv) on-chain utility, as SUI is used in smart contracts, decentralized finance applications, gaming economies, and NFT marketplaces.
The SUI token powers a variety of real-world applications:
1.Decentralized Finance: Lending and borrowing protocols allow users to supply SUI for interest or borrow against collateral. Yield farming and staking rewards allow liquidity providers to earn yield by participating in automated market makers and liquidity pools. Stablecoins and payments benefit from SUI’s fast and low-cost transactions, making it ideal for cross-border transfers and remittances.
2.Non-Fungible Tokens: NFT minting and trading allow artists and developers to create and trade NFTs on SUI’s blockchain with low minting costs. On-chain gaming assets enable in-game items, skins, and collectibles to be represented as NFTs, unlocking true ownership.
3.Gaming and Metaverse: Play-to-earn gaming economies allow players to earn rewards in a decentralized manner. Low-latency transactions enable smooth in-game purchases and seamless on-chain interactions.
4.Supply Chain and Enterprise Solutions: Provenance and authentication solutions track goods transparently, ensuring authenticity and reducing fraud. Enterprise blockchain integration supports identity management, record-keeping, and automation.
5.Identity Verification and Security: Decentralized identity solutions verify credentials and prevent fraud. Data privacy enhancements allow privacy-preserving transactions and selective disclosure mechanisms.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s assets in, or provide exposure equal to, financial instruments that the Adviser and Sub-Adviser believe, in combination, should produce daily returns consistent with the Fund’s investment objective of seeking daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of SUI. The Fund does not invest directly in SUI.